SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

During the subsequent period, the Company advanced a total amount of $70,245 to its related parties, and the related parties repaid the amount of $2,620 to the Company. The remaining balance of due from related party as of the filing date was $26,153.

Effective on October 21, 2021, the Company has approved a reverse stock split of the Company’s authorized and issued and outstanding shares of common stock, par value $0.001 per share, at a ratio of 1-for-20 (the “Reverse Stock Split”). As a result of the Reverse Stock Split, the Company’s authorized shares of common stock became 150,000,000 shares. As of September 30, 2020 and immediately prior to the Reverse Stock Split, there were 313,098,220 shares of common stock issued and outstanding. As a result of the Reverse Stock Split, the Company has 15,655,038 shares of common stock issued and outstanding. The par value remains unchanged at $0.001 per share, which resulted in a reclassification of capital from par value to additional paid-in capital in excess of par value. All share and per share data included within the condensed consolidated financial statements and related footnotes have been adjusted to account for the effect of the Reverse Stock Split.

NOTE 13 - SUBSEQUENT EVENTS

During the subsequent period through April 26, 2021, the Company advanced a total amount of $2,368,228 to its related parties, and the related parties repaid the amount of $3,302,329 to the Company. The remaining balance of due from related parties as of the filing date was $95,260.

On January 6, 2021, FVTI, JJGS, Valley Holding Limited (“Valley Holdings”) and Angel International Investment Holdings Limited (the “Valley Holdings Seller”) signed a termination agreement, pursuant to which the parties mutually agreed to terminate the original equity interest transfer agreement signed on March 16, 2020. On the same date, FVTI, DILHK, Valley Holdings and the Valley Holdings Seller entered into a new equity interest transfer agreement, pursuant to which DILHK agreed to purchase 70% of Valley Holdings’ equity interest (the “Valley Holdings Equity Transfer”) from the Valley Holdings seller in consideration of FVTI’s common shares with value equivalents to $15 million. As of the date of this report, the closing of the Valley Holdings Equity Transfer has not occurred.

On February 28, 2021, FVTI, QHDX and the original shareholders of Foshan BaiTaFeng Beverage Development Co., Ltd. (“BTF”) signed a termination agreement, pursuant to which the parties mutually agreed to terminate the original equity interest transfer agreement signed on December 31, 2019 (“BTF Agreement”). The BTF Agreement was terminated effective February 28, 2021 and the parties have no further rights or obligations under the BTF Agreement. The parties further agreed to waive their rights to any claims that may arise under the BTF Agreement. As of the date of the termination agreement, no equity interest of BTF had been transferred to QHDX.

Effective October 21, 2021, the Company has approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock, par value $0.001 per share, at a ratio of 1-for-20 (the “Reverse Stock Split”). As a result of the Reverse Stock Split, the Company’s authorized shares of common stock became 150,000,000 shares. As of December 31, 2020 and immediately prior to the Reverse Stock Split, there were 313,098,220 shares of common stock issued and outstanding. As a result of the Reverse Stock Split, the Company has 15,655,038 shares of common stock issued and outstanding. The par value remains unchanged at $0.001 per share, which resulted in a reclassification of capital from par value to additional paid-in capital in excess of par value. All share and per share data included within the consolidated financial statements and related footnotes have been adjusted to account for the effect of the Reverse Stock Split.